Income Taxes and Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Deferred income tax liability:
Total deferred income tax liability	$ (4,512,312)	$ (4,253,928)		$ (229,250)
PEMEX [member]
Deferred income tax asset:
Provisions	8,836,693	7,110,665	$ 4,626,602
Employee benefits provision	40,314,749	47,086,457	44,859,222
Advance payments from clients	35,807	42,208	30,324
Accrued liabilities	611,652	744,865	2,198,664
Reserve due to depreciation of inventories	982,228
Non-recoverable accounts receivable	763,924	739,748	778,179
Derivative financial instruments	29,674	79,255	223,518
Wells, pipelines, properties and equipment	11,862,776	3,990,113	1,390,952
Tax loss carry-forwards	20,659,110	21,532,979	18,565,657
Total deferred income tax asset	84,096,613	81,326,290	72,673,118
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(2,630,597)	(3,443,618)	(3,632,294)
Other	(1,881,715)	(810,310)	(502,242)
Total deferred income tax liability	(4,512,312)	(4,253,928)	(4,134,536)
Net long-term deferred income tax liability	79,584,301	77,072,362	$ 68,538,582
PEMEX [member] | Recognized in profit and loss [member]
Deferred income tax asset:
Provisions	1,726,028	2,484,063
Employee benefits provision	2,181,696	3,027,519
Advance payments from clients	(6,401)	11,884
Accrued liabilities	(133,213)	(1,453,799)
Reserve due to depreciation of inventories	982,228
Non-recoverable accounts receivable	24,176	(38,431)
Derivative financial instruments	(49,581)	(144,263)
Wells, pipelines, properties and equipment	7,872,663	2,599,161
Tax loss carry-forwards	(873,869)	2,967,322
Total deferred income tax asset	11,723,727	9,453,456
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	813,021	188,676
Other	(1,071,405)	(308,068)
Total deferred income tax liability	(258,384)	(119,392)
Net long-term deferred income tax liability	11,465,343	9,334,064
PEMEX [member] | Recognized in OCI and equity [member]
Deferred income tax asset:
Employee benefits provision	(8,953,404)	(800,284)
Total deferred income tax asset	(8,953,404)	(800,284)
Deferred income tax liability:
Net long-term deferred income tax liability	$ (8,953,404)	$ (800,284)